UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Springbank Value Partners, L.P.
                 ----------------------------------
   Address:      366 Broadway
                 ----------------------------------
                 5th Fl.
                 ----------------------------------
                 New York, NY 10013
                 ----------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy Curro
         -------------------------------
Title:   Managing Member of G.P.
         -------------------------------
Phone:   212-233-8040
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Timothy Curro                     New York, NY        8/13/07
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

SEC13F.LNS             SPRINGBANK VALUE PARTNERS, L.P.

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 6/30/07
                              RUN DATE: 6/30/07

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   47
                                        --------------------

Form 13F Information Table Value Total:           $103,973
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

    FORM 13F INFORMATION TABLE

 COLUMN 1                         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5           COLUMN 6      COLUMN 7   COLUMN 8
 ------------------------------   ----------  ---------   --------- -----------------    ----------    --------   ------------
                                  TITLE OF                VALUE      SHRS OR   SH/ PUT/  INVESTMENT    OTHER      VOTING AUTH
 NAME OF ISSUER                   CLASS       CUSIP       (x$1000)   PRN AMT   PRN CALL  DISCRETION    MANAGERS   SOLE
 ------------------------------   ----------  ---------   --------- -----------------    ----------    --------   ------------
 ACXIOM CORP                      COM         005125109       7,626   288,310                 SOLE          0      288,310
 AGILYSYS INC                     COM         00847J105       1,589    70,603                 SOLE          0       70,603
 AMEDISYS INC                     COM         023436108       1,834    50,486                 SOLE          0       50,486
 APPLIED INDUSTRIAL TECH INC      COM         03820C105       2,561    86,800                 SOLE          0       86,800
 BELDEN INC                       COM         77459105        2,352    42,500                 SOLE          0       42,500
 CACI INTERNATIONAL INC           COM         127190304          15       300                 SOLE          0          300
 CHECKPOINT SYSTEMS INC           COM         162825103       1,038    41,100                 SOLE          0       41,100
 CIMAREX ENERGY                   COM         171798101       2,518    63,900                 SOLE          0       63,900
 COGNEX CORP                      COM         192422103         912    40,500                 SOLE          0       40,500
 COHERENT INC                     COM         192479103       2,626    86,064                 SOLE          0       86,064
 COMMSCOPE INC                    COM         203372107       1,546    26,500                 SOLE          0       26,500
 CRANE CO                         COM         224399105       2,700    59,400                 SOLE          0       59,400
 CSG SYS INTL INC                 COM         126349109       5,764   217,446                 SOLE          0      217,446
 CURTISS WRIGHT CORP              COM         231561101       1,958    42,000                 SOLE          0       42,000
 DATASCOPE CORP                   COM         238113104         766    20,000                 SOLE          0       20,000
 CYMER INC                        COM         232572107       2,168    53,942                 SOLE          0       53,942
 FORWARD AIR CORPORATION          COM         349853101       1,173    34,422                 SOLE          0       34,422
 FTD GROUP INC                    COM         30267U108       1,138    61,800                 SOLE          0       61,800
 GARDNER DENVER INC               COM         365558105       1,715    40,300                 SOLE          0       40,300
 GENESIS HEALTHCARE CORP          COM         37184D101           0         0                 SOLE          0            0
 GLOBAL PAYMENTS INC              COM         37940X102       5,151   129,900                 SOLE          0      129,900
 GREATBATCH INC                   COM         39153L106         797    24,600                 SOLE          0       24,600
 HEARTLAND EXPRESS INC            COM         422347104         391    24,000                 SOLE          0       24,000
 KAYDON CORP                      COM         486587108       8,178   156,900                 SOLE          0      156,900
 LHC GROUP INC                    COM         50187A107         288    11,000                 SOLE          0       11,000
 LINCOLN EDUCATIONAL SERVICES     COM         533535100         636    42,811                 SOLE          0       42,811
 MARINE PRODUCTS CORP             COM         568427108       1,686   204,803                 SOLE          0      204,803
 THE MEN'S WEARHOUSE INC          COM         587118100       1,047    20,500                 SOLE          0       20,500
 MIDDLEBY CORP                    COM         596278101       1,221    20,406                 SOLE          0       20,406
 MKS INSTRUMENTS INC              COM         55306N104       5,129   185,160                 SOLE          0      185,160
 MSC INDUSTRIAL DIRECT CO-A       COM         553530106       2,558    46,500                 SOLE          0       46,500
 MTC TECHNOLOGIES INC             COM         55377A106       1,092    44,445                 SOLE          0       44,445
 MTS SYS CORP                     COM         553777103       2,594    58,065                 SOLE          0       58,065
 MUELLER INDUSTRIES INC           COM         624756102         155     4,500                 SOLE          0        4,500
 NCI BLDG SYS INC                 COM         628852105         858    17,400                 SOLE          0       17,400
 PEROT SYSTEMS CORP SERIES A      COM         714265105       1,946   114,200                 SOLE          0      114,200
 PHARMACEUTICAL PROD DEV INC      COM         717124101       2,021    52,800                 SOLE          0       52,800
 RADIATION THERAPY SERVICES       COM         750323206       5,797   220,095                 SOLE          0      220,095
 ROLLINS INC                      COM         775711104       1,461    64,150                 SOLE          0       64,150
 PROVIDENCE SERVICE CORP          COM         743815102         981    36,698                 SOLE          0       36,698
 REGAL BELOIT                     COM         758750103         451     9,700                 SOLE          0        9,700
 SIMPSON MANUFACTURING CO INC     COM         829073105       3,229    95,700                 SOLE          0       95,700
 SRA INTERNATIONAL INC-CL A       COM         78464R105         379    15,000                 SOLE          0       15,000
 TECHNITROL INC                   COM         878555101       2,913   101,600                 SOLE          0      101,600
 VARIAN SEMICONDUCTOR EQPT ASSOC  COM         922206107       2,580    64,411                 SOLE          0       64,411
 VITAL SIGNS INC                  COM         922207105       1,762    31,725                 SOLE          0       31,725
 W-H ENERGY SERVICES INC          COM         922207105       1,022    16,500                 SOLE          0       16,500
 WABTEC CORP                      COM         92925E108       5,655   154,800                 SOLE          0      154,800
